Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Allocation of Assets and Liabilities of Purchased Solar Generation Facilities
The preliminary estimated fair values of assets, liabilities and non-controlling interest as of December 31, 2014, is as follows:

				Total
	Capital		Other	Preliminary
(In thousands)	Dynamics	Mt. Signal	Acquisitions	Allocation
Property and equipment	$200,712	$649,005	$245,828	$1,095,545
Accounts receivable	4,511	11,617	11,251	27,379
Restricted cash	15	22,165	14,688	36,868
Deferred income taxes	22,129	—	—	22,129
Other assets	687	12,621	4,987	18,295
Intangible assets	83,114	117,925	140,248	341,287
Total assets acquired	311,168	813,333	417,002	1,541,503
Long-term debt	—	413,464	137,472	550,936
Accounts payable, accrued expenses and other current liabilities	5,925	24,813	7,410	38,148
Asset retirement obligations	6,749	4,656	18,058	29,463
Deferred income taxes	25,191	—	892	26,083
Total liabilities assumed	37,865	442,933	163,832	644,630
Non-controlling interest	16,600	78,745	9,913	105,258
Purchase price, net of cash acquired	$256,703	$291,655	$243,257	$791,615

Business Acquisition, Pro Forma Information
The following unaudited pro forma supplementary data presented in the table below gives effect to the acquisitions as if the transactions had occurred on January 1, 2013. The pro forma supplementary data is provided for informational purposes only and should not be construed to be indicative of the Company’s results of operations had the acquisitions been consummated on the date assumed or of the Company’s results of operations for any future date.

	Year Ended December 31,
(In thousands, unaudited)	2014	2013
Total operating revenues, net	$113,324	$51,450
Net loss	(3,483)	(10,537)

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table is a summary of assets and liabilities acquired from SunEdison as of December 31, 2014:

(in thousands)	Fairwinds and Crundale	DG 2014 Portfolio 1	DG 2015 Portfolio 2	Total
Current Assets	$3,260	$1,380	$—	$4,640
Property, plant and equipment	118,197	55,358	5,489	179,044
Non-current assets	899	—	—	899
Total assets acquired	122,356	56,738	5,489	184,583
Long-term debt	61,982	1,185	—	63,167
Other liabilities	37,741	17,596	—	55,337
Total liabilities assumed	99,723	18,781	—	118,504
Net assets acquired	$22,633	$37,957	$5,489	$66,079